SEGMENT INFORMATION - Revenue and FFO (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	$ 9,483	$ 7,365	$ 7,100
FFO	(324)	586	578
Office
Disclosure of operating segments [line items]
Revenue	1,998	2,210	2,198
FFO	185	325	539
Retail
Disclosure of operating segments [line items]
Revenue	1,559	1,557	1,510
FFO	345	626	450
LP Investments
Disclosure of operating segments [line items]
Revenue	5,678	3,593	3,387
FFO	(98)	288	179
Corporate
Disclosure of operating segments [line items]
Revenue	248	5	5
FFO	$ (756)	$ (653)	$ (590)